Redeemable Common Stock - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2014 ESOP [Member]	Sep. 30, 2013 ESOP [Member]	Mar. 31, 2013 ESOP [Member]
Common Equity [Line Items]
Distribution period of the fair value of vested ESOP	5 years
Age of participant's retirement	65 years
Period of delay in ESOP plan balance distribution	6 years
Subsequent distribution period of the fair value of vested ESOP	5 years
Estimated fair value share price		$ 8.10	$ 8.10	$ 16.25
Sale price of common stock	$ 10.00